Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, beginning balance	$ 829	$ 565	$ 524
Additions	37	281	75
Currency translation and other adjustments	17	(17)	(34)
Goodwill, ending balance	$ 883	$ 829	$ 565